MERRILL LYNCH
                                                     INTERNATIONAL
                                                     INDEX FUND

                                                     Merrill Lynch
                                                     Index Funds, Inc.

                              [GRAPHIC OMITTED]

                         STRATEGIC
                                  Performance

                                                     Annual Report
                                                     December 31, 2000

      Merrill Lynch International Index Fund

Important Tax
Information
(unaudited)

The following information summarizes all per share distributions paid by Merrill Lynch International Index Fund during the taxable year ended December 31, 2000:

========================================================================================
                                  Non-Qualifying
                                     Domestic      Foreign        Total       Long-Term
  Record                Payable      Ordinary       Source       Ordinary      Capital
   Date                  Date         Income        Income        Income        Gains*
========================================================================================
Class A
----------------------------------------------------------------------------------------
12/08/2000            12/14/2000    $  .084587    $  .038656    $  .123243    $  .972377
========================================================================================
Class D
----------------------------------------------------------------------------------------
12/08/2000            12/14/2000    $  .084496    $  .038614    $  .123110    $  .972377
========================================================================================

* All of the long-term capital gains distributions paid by the Fund are subject to the 20% tax rate.

      Please retain this information for your records.

                       Merrill Lynch International Index Fund, December 31, 2000

DEAR SHAREHOLDER

Fiscal Year in Review

Losses in most major equity markets throughout the world resulted in a significant retrenchment of the MSCI EAFE GDP Weighted Index. This was in stark contrast to the 12-month period ended December 31, 1999, in which a worldwide global economic recovery, combined with continued strength in the US economy, produced double-digit gains in most of the larger European and Far Eastern equity markets. Having handily survived Y2K fears in the early part of the year, faltering technology and telecommunications shares led most equity benchmarks throughout the world broadly lower during 2000, as evidenced by the Fund's benchmark, which declined by more than 16%. Rising interest rates, soaring oil prices, and one of the worst bear markets in memory for technology shares, combined for an unequivocally negative background for equity markets around the globe, that left no region unscathed. The MSCI Pacific Rim Index declined by 26.41%, and the MSCI Europe Index declined 9.66% for the period. Although moderate earnings in several of the large markets around the world led to a gain of 0.61% for the MSCI EAFE Index in the first quarter of 2000, this momentum was not sustained in the second quarter. The MSCI GDP EAFE Index declined in the second quarter by 3.91%, followed by a major capitulation in equity markets around the world during the second half of 2000. During this period, the MSCI GDP Weighted Index dropped by more than 270 points, falling from 2,076.08 for the period ended June 30, 2000 to finish the year at 1,805.20.

Merrill Lynch International Index Fund is benchmarked to the MSCI EAFE GDP Weighted Index, with weights accorded to each of the 20 component countries based on each country's gross domestic product. For the period ended December 31, 2000, the Fund's benchmark consisted of the following weightings of the world's major economies: approximately 30.0% MSCI Japan; 14.9% MSCI Germany; 11.3% MSCI United Kingdom; 10.1% France; 8.6% MSCI Italy and 4.5% MSCI Spain. Thus, these top six components of the Index accounted for nearly 80% of its weight. The MSCI Indexes of these major constituents produced returns in 2000 (in local currency terms) of -20.3%, -10.8%, -6.7%, +1.4%, +3.9% and -11.2%, respectively. Overall, the year's worst-performing markets were the MSCI components of Singapore and New Zealand, which declined by 25.7% and 24.9% (in local currency terms), respectively. On the positive side, the MSCI components of Denmark, Norway and Switzerland were the best-performing constituents with local currency returns of +9.9%, +7.1% and +6.2%, respectively. Creating additional difficulty for US shareholders was the broadly strengthening dollar, which gained ground against each of the world's other major currencies. The euro lost nearly 6% of its value relative to the US dollar despite a significant end-of-year rally; the Japanese yen declined by more than 11% against the US dollar mostly related to end-of-year weakness; and the pound sterling, despite a strong rally in December, declined by more than 7% compared to the US dollar.

The Fund closed year-end 2000 with net assets of $84.0 million, compared with net assets of $134.9 million at year end in 1999. This represents a reduction of 37.7%. Merrill Lynch International Index Fund invests all of its assets in Master International (GDP Weighted) Index Series, which has the same investment objective as the Fund. The assets of the Series are invested in a combination of two principal components to replicate the returns of the MSCI EAFE GDP Weighted Index. The first is a statistically selected sample of stocks designed to replicate the returns of the Index. In addition, the Series is able to purchase futures contracts in several of the major foreign markets that comprise the MSCI EAFE Index. These futures contracts provide an efficient mechanism for maintaining equity exposure, while also keeping a pool of liquidity available to meet potential Fund redemption activity. It is our goal to stay as close as possible to being 100% invested at all times. At the end of December 2000, the Series' equity portfolio was valued at $136.8 million and the underlying value of the Series' holdings of foreign futures contracts was $4.8 million.

For the year ended December 31, 2000, Merrill Lynch International Index Fund's Class A and Class D Shares had total returns of -17.80% and -18.00%, respectively. This compares to the total return of the unmanaged benchmark Morgan Stanley Capital International Europe, Australasia and Far East (MSCI
EAFE) Gross Domestic Product (GDP) Weighted Index of -15.53% for the same 12-month period. (Complete performance results can be found on pages 4 and 5 of this report to shareholders. References to markets of all countries/regions in this letter to shareholders correspond to those countries'/regions' weightings in the MSCI EAFE Index and are in US dollar terms unless otherwise noted.)

In Conclusion

We appreciate your investment in Merrill Lynch International Index Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Eric S. Mitofsky

Eric S. Mitofsky
Senior Vice President and
Portfolio Manager

February 15, 2001

PROXY RESULTS

During the six-month period ended December 31, 2000, Merrill Lynch International Index Fund's shareholders voted on the following proposals. The proposals were approved at a shareholders' meeting on July 17, 2000. The description of each proposal and number of shares voted are as follows:

-----------------------------------------------------------------------------------------
                                                                    Shares Voted
                                                                        For
-----------------------------------------------------------------------------------------
1. To elect the Fund's Board of Directors:  Terry K. Glenn          5,728,294
                                            M. Colyer Crum          5,728,294
                                            Laurie S. Hodrick       5,728,801
                                            Jack B. Sunderland      5,728,294
                                            Stephen B. Swensrud     5,728,294
                                            J. Thomas Touchton      5,728,294
                                            Fred G. Weiss           5,728,294
                                            Arthur Zeikel           5,728,294
-----------------------------------------------------------------------------------------
                                            Shares Voted     Shares Voted    Shares Voted
                                                 For            Against         Abstain
-----------------------------------------------------------------------------------------
2. To ratify the selection of Deloitte
   & Touche LLP as the Fund's independent
   auditors for the current fiscal year.      5,643,503         140,650         140,135
-----------------------------------------------------------------------------------------


                                     2 & 3

                       Merrill Lynch International Index Fund, December 31, 2000

PERFORMANCE DATA

About Fund
Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator and the Series' Investment Adviser voluntarily waived a portion of their administrative fee and management fee, respectively. Without such waiver, the Fund's performance would have been lower.

Recent
Performance
Results

                                                     6 Month        12 Month    Since Inception
As of December 31, 2000                           Total Return    Total Return    Total Return
===============================================================================================
ML International Index Fund Class A Shares*          -13.45%         -17.80%         +47.06%
-----------------------------------------------------------------------------------------------
ML International Index Fund Class D Shares*          -13.60          -18.00          +45.73
-----------------------------------------------------------------------------------------------
MSCI EAFE Index--GDP Weighted**                      -12.55          -15.53          +47.65
===============================================================================================

* Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97.
** This unmanaged gross domestic product-weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and which are selected from among the larger-capitalization companies in such markets. Since inception total return is from 4/30/97.

Total Return
Based on a $10,000
Investment

Total Return Based on a $10,000 Investment--Class A & Class D Shares

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class D Shares compared to growth of an investment in the MSCI EAFE GDP Weighted Index. Beginning and ending values are:

                                                    4/30/97**             12/00
ML International Index Fund+--
Class A Shares*                                      $10,000             $14,250
ML International Index Fund+--
Class D Shares*                                      $10,000             $14,121
MSCI EAFE GDP Weighted Index+++                      $10,000             $14,766

 * Assuming transaction costs and other operating expenses, including advisory fees.
** The Fund commenced operations on April 9, 1997. For purposes of fair comparison of the Fund's performance relative to the Index, the line graph begins on April 30, 1997.
 + The Fund invests all of its assets in Master International (GDP Weighted) Index Series of Quantitative Master Series Trust. The Trust may invest in a statistically selected sample of the equity securities included in the Europe, Australia and Far East Index and other types of financial instruments.
++ This unmanaged gross domestic product-weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and which are selected from among the larger-capitalization companies in such markets.
      Past performance is not predictive of future results.

Average Annual
Total Return

                                                                        % Return
================================================================================
Class A Shares
================================================================================
One Year Ended 12/31/00                                                  -17.80%
--------------------------------------------------------------------------------
Inception (4/09/97) through 12/31/00                                     +10.90
--------------------------------------------------------------------------------

                                                                        % Return
================================================================================
Class D Shares
================================================================================
One Year Ended 12/31/00                                                  -18.00%
--------------------------------------------------------------------------------
Inception (4/09/97) through 12/31/00                                     +10.63
--------------------------------------------------------------------------------


                                     4 & 5

                       Merrill Lynch International Index Fund, December 31, 2000

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
INTERNATIONAL
INDEX FUND     As of December 31, 2000
==================================================================================================================================
Assets:        Investment in Master International (GDP Weighted) Index Series, at value
               (identified cost--$64,017,309) ....................................................                    $ 84,303,317
               Prepaid registration fees and other assets ........................................                          20,860
                                                                                                                      ------------
               Total assets ......................................................................                      84,324,177
                                                                                                                      ------------
==================================================================================================================================
Liabilities:   Payables:
                  Dividend to shareholders .......................................................    $    191,872
                  Administrator ..................................................................          15,986
                  Distributor ....................................................................           8,863         216,721
                                                                                                      ------------
               Accrued expenses and other liabilities ............................................                          97,080
                                                                                                                      ------------
               Total liabilities .................................................................                         313,801
                                                                                                                      ------------
==================================================================================================================================
Net Assets:    Net assets ........................................................................                    $ 84,010,376
                                                                                                                      ============
==================================================================================================================================
Net Assets     Class A Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized ...                    $        329
Consist of:    Class D Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized ...                             412
               Paid-in capital in excess of par ..................................................                      65,690,662
               Accumulated distributions in excess of investment income--net .....................                        (380,909)
               Accumulated distributions in excess of realized capital gains on investments and
               foreign currency transactions from the Series--net ................................                      (1,586,126)
               Unrealized appreciation on investments and foreign currency transactions from
               the Series--net ...................................................................                      20,286,008
                                                                                                                      ------------
               Net assets ........................................................................                    $ 84,010,376
                                                                                                                      ============

==================================================================================================================================
Net Asset      Class A--Based on net assets of $37,386,862 and 3,291,938 shares outstanding ......                    $      11.36
Value:                                                                                                                ============
               Class D--Based on net assets of $46,623,514 and 4,116,081 shares outstanding ......                    $      11.33
                                                                                                                      ============
==================================================================================================================================

               See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
INTERNATIONAL
INDEX FUND              For the Year Ended December 31, 2000
=============================================================================================================================
Investment Income:      Investment income allocated from the Series (net of $174,172 foreign
                        withholding tax) ....................................................                    $  1,760,417
                        Expenses allocated from the Series ..................................                        (211,251)
                                                                                                                 ------------
                        Net investment income from the Series ...............................                       1,549,166
                                                                                                                 ------------
=============================================================================================================================
Expenses:               Administration fee ..................................................    $   367,161
                        Account maintenance fee--Class D ....................................         98,695
                        Transfer agent fees .................................................         94,829
                        Printing and shareholder reports ....................................         31,913
                        Registration fees ...................................................         25,730
                        Professional fees ...................................................         13,389
                        Amortization of organization expenses ...............................          9,312
                        Accounting services .................................................          2,317
                        Other ...............................................................          1,675
                                                                                                 -----------
                        Total expenses before reimbursement .................................        645,021
                        Reimbursement of expenses ...........................................        (59,789)
                                                                                                 -----------
                        Total expenses after reimbursement ..................................                         585,232
                                                                                                                 ------------
                        Investment income--net ..............................................                         963,934
                                                                                                                 ------------
=============================================================================================================================
Realized & Unreal-      Realized gain (loss) from the Series on:
ized Gain (Loss) from      Investments--net .................................................      6,444,842
The Series--Net:           Foreign currency transactions--net ...............................     (2,007,682)       4,437,160
                                                                                                 -----------
                        Change in unrealized appreciation on investments and foreign currency
                        transactions from the Series--net ...................................                     (26,419,046)
                                                                                                                 ------------
                        Net Decrease in Net Assets Resulting from Operations ................                    $(21,017,952)
                                                                                                                 ============
=============================================================================================================================

                    See Notes to Financial Statements.


                                     6 & 7

                       Merrill Lynch International Index Fund, December 31, 2000

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH
INTERNATIONAL                                                                                  For the Year Ended December 31,
INDEX FUND         Increase (Decrease) in Net Assets:                                              2000              1999
==============================================================================================================================
Operations:        Investment income--net .................................................    $     963,934     $   1,172,212
                   Realized gain on investments and foreign currency transactions from
                   the Series--net ........................................................        4,437,160         4,357,851
                   Change in unrealized appreciation on investments and foreign currency
                   transactions from the Series--net ......................................      (26,419,046)       26,777,556
                                                                                               -------------     -------------
                   Net increase (decrease) in net assets resulting from operations ........      (21,017,952)       32,307,619
                                                                                               -------------     -------------
==============================================================================================================================
Dividends &        Investment income--net:
Distributions to      Class A .............................................................          (81,143)         (595,052)
Shareholders:         Class D .............................................................          (79,219)         (108,541)
                   Realized gain on investments from the Series--net:
                      Class A .............................................................       (1,968,799)       (3,549,106)
                      Class D .............................................................       (1,933,916)         (905,580)
                   In excess of realized gain on investments from the Series--net:
                      Class A .............................................................       (2,026,432)               --
                      Class D .............................................................       (1,990,526)               --
                                                                                               -------------     -------------
                   Net decrease in net assets resulting from dividends and distributions
                   to shareholders ........................................................       (8,080,035)       (5,158,279)
                                                                                               -------------     -------------
==============================================================================================================================
Capital Share      Net decrease in net assets derived from capital share transactions .....      (21,799,096)      (25,736,000)
Transactions:                                                                                  -------------     -------------
==============================================================================================================================
Net Assets:        Total increase (decrease) in net assets ................................      (50,897,083)        1,413,340
                   Beginning of year ......................................................      134,907,459       133,494,119
                                                                                               -------------     -------------
                   End of year* ...........................................................    $  84,010,376     $ 134,907,459
                                                                                               =============     =============
                  *Undistributed (accumulated distributions in excess of) investment
                   income--net ............................................................    $    (380,909)    $      40,420
                                                                                               =============     =============
==============================================================================================================================

                   See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                 Class A
                                                                             ------------------------------------------------------
                                                                                           For the
                   The following per share data and ratios have been derived             Year Ended                 For the Period
MERRILL LYNCH      from information provided in the financial statements.             December 31,++++            April 9, 1997+ to
INTERNATIONAL                                                                ----------------------------------      December 31,
INDEX FUND         Increase (Decrease) in Net Asset Value:                      2000        1999         1998           1997
===================================================================================================================================
Per Share          Net asset value, beginning of period ...................  $  15.13    $   12.04    $   10.56       $   10.00
Operating                                                                    --------    ---------    ---------       ---------
Performance:       Investment income--net .................................       .14          .13          .15             .10
                   Realized and unrealized gain (loss) on investments and
                   foreign currency transactions from the Series--net .....     (2.82)        3.59         2.52             .75
                                                                             --------    ---------    ---------       ---------
                   Total from investment operations .......................     (2.68)        3.72         2.67             .85
                                                                             --------    ---------    ---------       ---------
                   Less dividends and distributions:
                      Investment income--net ..............................      (.02)        (.09)        (.12)           (.12)
                      In excess of investment income--net .................        --           --         (.04)           (.02)
                      Realized gain on investments from the Series--net ...      (.53)        (.54)       (1.03)           (.15)
                      In excess of realized gain on investments from the
                      Series--net .........................................      (.54)          --           --              --
                                                                             --------    ---------    ---------       ---------
                   Total dividends and distributions ......................     (1.09)        (.63)       (1.19)           (.29)
                                                                             --------    ---------    ---------       ---------
                   Net asset value, end of period .........................  $  11.36    $   15.13    $   12.04       $   10.56
                                                                             ========    =========    =========       =========
===================================================================================================================================
Total Investment   Based on net asset value per share .....................    (17.80%)      31.29%       25.65%           8.45%@
Return:                                                                      ========    =========    =========       =========
===================================================================================================================================
Ratios to Average  Expenses, net of reimbursement++ .......................       .65%         .64%         .64%            .86%*
Net Assets:                                                                  ========    =========    =========       =========
                   Expenses++ .............................................       .71%         .69%         .76%           1.10%*
                                                                             ========    =========    =========       =========
                   Investment income--net .................................      1.02%        1.05%        1.26%           1.64%*
                                                                             ========    =========    =========       =========
===================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ...............  $ 37,387    $ 104,427    $ 118,692       $ 115,190
Data:                                                                        ========    =========    =========       =========
===================================================================================================================================

   * Annualized.
   + Commencement of operations.
  ++  Includes the Fund's share of the Series' allocated expenses.
   @  Aggregate total investment return.
++++  Based on average shares outstanding.

      See Notes to Financial Statements.


                                     8 & 9

                       Merrill Lynch International Index Fund, December 31, 2000

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                 Class D
                                                                             ------------------------------------------------------
                                                                                           For the
                   The following per share data and ratios have been derived             Year Ended                 For the Period
MERRILL LYNCH      from information provided in the financial statements.             December 31,++++            April 9, 1997+ to
INTERNATIONAL                                                                ----------------------------------      December 31,
INDEX FUND         Increase (Decrease) in Net Asset Value:                      2000        1999         1998           1997
===================================================================================================================================
Per Share          Net asset value, beginning of period ...................  $  15.13    $  12.05     $  10.56        $  10.00
Operating                                                                    --------    --------     --------        --------
Performance:       Investment income--net .................................       .09         .08          .13             .15
                   Realized and unrealized gain (loss) on investments and
                   foreign currency transactions from the Series--net .....     (2.80)       3.61         2.51             .67
                                                                             --------    --------     --------        --------
                   Total from investment operations .......................     (2.71)       3.69         2.64             .82
                                                                             --------    --------     --------        --------
                   Less dividends and distributions:
                      Investment income--net ..............................      (.02)       (.07)        (.09)           (.10)
                      In excess of investment income--net .................        --          --         (.03)           (.01)
                      Realized gain on investments from the Series--net ...      (.53)       (.54)       (1.03)           (.15)
                      In excess of realized gain on investments from the
                      Series--net .........................................      (.54)         --           --              --
                                                                             --------    --------     --------        --------
                   Total dividends and distributions ......................     (1.09)       (.61)       (1.15)           (.26)
                                                                             --------    --------     --------        --------
                   Net asset value, end of period .........................  $  11.33    $  15.13     $  12.05        $  10.56
                                                                             ========    ========     ========        ========
===================================================================================================================================

Total Investment   Based on net asset value per share .....................    (18.00%)     30.95%       25.40%           8.22%@
Return:                                                                      ========    ========     ========        ========
===================================================================================================================================
Ratios to Average  Expenses, net of reimbursement++ .......................       .89%        .89%         .89%           1.11%*
Net Assets:                                                                  ========    ========     ========        ========
                   Expenses++ .............................................       .96%        .95%        1.02%           1.35%*
                                                                             ========    ========     ========        ========
                   Investment income--net .................................       .67%        .65%        1.14%           1.67%*
                                                                             ========    ========     ========        ========
===================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ...............  $ 46,623    $ 30,480     $ 14,802        $ 20,536
Data:                                                                        ========    ========     ========        ========
===================================================================================================================================


   *  Annualized.
   +  Commencement of operations.
  ++  Includes the Fund's share of the Series' allocated expenses.
   @  Aggregate total investment return.
++++  Based on average shares outstanding.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
INTERNATIONAL
INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch International Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in Master International (GDP Weighted) Index Series (the "Series") of the Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The percentage of the Series owned by the Fund at December 31, 2000 was 60.9%. The Fund offers two classes of shares, Class A and Class D. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees and deferred organization expenses--Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

(g) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $203,390 have been reclassified between paid-in capital in excess of par and accumulated distributions in excess of net investment income and $1,428,291 has been reclassified between accumulated distributions in excess of net investment income and accumulated net realized capital losses. These reclassifications have no effect on net assets or net asset values per share.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly


                                    10 & 11

                       Merrill Lynch International Index Fund, December 31, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH
INTERNATIONAL
INDEX FUND

fee at an annual rate of .34% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the year ended December 31, 2000, FAM earned fees of $367,161, of which $59,789 was waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services were provided to the Fund by FAM.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the year ended December 31, 2000 were $66,926,521 and $97,170,680, respectively.

4. Capital Share Transactions:

Net decrease in net assets derived from capital share transactions was $21,799,096 and $25,736,000 for the years ended December 31, 2000 and December 31, 1999, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 2000                              Shares           Amount
--------------------------------------------------------------------------------
Shares sold ................................        4,381,300     $  62,298,425
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................          334,826         3,830,413
                                                   ----------     -------------
Total issued ...............................        4,716,126        66,128,838
Shares redeemed ............................       (8,327,579)     (116,020,925)
                                                   ----------     -------------
Net decrease ...............................       (3,611,453)    $ (49,892,087)
                                                   ==========     =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 1999                              Shares           Amount
--------------------------------------------------------------------------------
Shares sold ................................        3,366,864     $  43,345,148
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................          281,148         3,983,860
                                                   ----------     -------------
Total issued ...............................        3,648,012        47,329,008
Shares redeemed ............................       (6,602,765)      (84,086,774)
                                                   ----------     -------------
Net decrease ...............................       (2,954,753)    $ (36,757,766)
                                                   ==========     =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended December 31, 2000                              Shares           Amount
--------------------------------------------------------------------------------
Shares sold ................................        3,129,768     $  42,919,445
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................          309,675         3,533,383
                                                   ----------     -------------
Total issued ...............................        3,439,443        46,452,828
Shares redeemed ............................       (1,338,493)      (18,359,837)
                                                   ----------     -------------
Net increase ...............................        2,100,950     $  28,092,991
                                                   ==========     =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended December 31, 1999                              Shares           Amount
--------------------------------------------------------------------------------
Shares sold ................................        1,909,685     $  24,861,116
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................           63,860           904,888
                                                   ----------     -------------
Total issued ...............................        1,973,545        25,766,004
Shares redeemed ............................       (1,187,165)      (14,744,238)
                                                   ----------     -------------
Net increase ...............................          786,380     $  11,021,766
                                                   ==========     =============
--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Merrill Lynch International Index Fund
(One of the series constituting Merrill Lynch
Index Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Merrill Lynch International Index Fund as of December 31, 2000, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch International Index Fund as of December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
February 23, 2001


                                    12 & 13

                       Merrill Lynch International Index Fund, December 31, 2000

SCHEDULE OF INVESTMENTS                                          (in US dollars)

             Master International (GDP Weighted) Index Series
             -------------------------------------------------------------------
                                                           Shares
COUNTRY      Investments                                    Held         Value
================================================================================
Australia    AMP Limited                                   18,546     $  208,398
             Australian Gas Light Company Limited          11,511         81,391
             Boral Limited                                 15,272         17,567
             Brambles Industries Limited                    4,812        112,309
             Broken Hill Proprietary Company Limited       26,703        281,285
             CSL Limited                                    2,600         56,435
             CSR Limited                                   21,603         56,170
             Coca-Cola Amatil Limited                      16,876         43,908
             Coles Myer Limited                            22,161         85,909
             Commonwealth Bank of Australia                19,106        328,114
             Computershare Limited                          8,500         40,754
             Foster's Brewing Group Limited                43,098        113,042
             Lend Lease Corporation Limited                 8,550         79,536
             National Australia Bank Limited               22,728        363,869
             The News Corporation Limited                  30,036        233,674
             The News Corporation Limited (Preferred)      31,908        226,960
             Normandy Mining Limited                       40,303         21,724
            +OneSteel Limited                               6,325          3,339
             Origin Energy Limited                            224           255
             Pacific Dunlop Limited                        34,926         29,113
             Rio Tinto Limited                              5,504         90,035
             Santos Limited                                12,768         42,713
             Schroders Property Fund                       48,759         66,384
             Smith (Howard) Limited                        10,458         48,817
             TABCORP Holdings Limited                      11,108         67,739
             Telstra Corporation Limited                  114,580        408,966
             WMC Limited                                   18,478         78,624
             Westfield Trust                               43,962         82,963
             Westpac Banking Corporation Limited           27,634        202,610
             -------------------------------------------------------------------
             Total Investments in Australia (Cost--$3,558,686)--2.5%   3,472,603
================================================================================
Austria      Austria Tabakwerke AG                          2,314        128,293
             Austrian Airlines/Osterreichische
               Luftverkehrs AG                              3,566         41,148
             BBAG Oesterreichische Brau-
               Beteiligungs AG                                900         38,870
             BWT AG                                         1,718         57,021
             Bank Austria AG                               12,159        668,983
             Boehler-Uddeholm AG                            1,181         38,255
             Flughafen Wien AG                              2,367         89,562
             Generali Holding Vienna AG                       819        140,720
             Lenzing AG                                       400         30,045
             Mayr-Melnhof Karton AG                         1,250         55,113
             OMV AG                                         2,826        218,900
             Oesterreichische Elektrizitaetswirtschafts-
               AG "Verbund" 'A'                             3,237        328,236
             RHI AG                                         2,122         41,839
            +Telekom Austria AG                            21,950        123,653
             VA Technologie AG                              1,638         49,198
             Wienerberger Baustoffindustrie AG              7,354        132,086
             -------------------------------------------------------------------
             Total Investments in Austria (Cost--$2,326,940)--1.6%     2,181,922
================================================================================
Belgium      Agfa Gevaert NV                                4,300        102,506
             Barco NV (New Shares)                            420         31,508
            +BarcoNet NV                                      840          6,853
             Bekaert NV                                       822         38,473
             Colruyt NV                                     1,416         62,486
             Delhaize "Le Lion" SA                          1,754         83,412
             D'leteren SA                                     188         41,375
             Electrabel SA                                  1,812        409,670
             Fortis                                        24,139        784,178
             Glaverbel SA                                     281         21,040
             Groupe Bruxelles Lambert SA                      834        198,110
            +Interbrew                                      4,375        152,477
             KBC Bancassurance Holding                      9,804        424,625
             Solvay SA                                      2,794        155,823
             UCB SA                                         4,839        179,371
             Union Miniere SA                                 955         35,866
             -------------------------------------------------------------------
             Total Investments in Belgium (Cost--$2,586,449)--2.0%     2,727,773
================================================================================
Denmark      A/S Dampskibsselskabet Svendborg 'B'              18        210,569
             Bang & Olufsen Holding A/S 'B'                   322         11,665
            +Carlsberg A/S 'A'                              1,732         95,860
             D/S 1912 'B'                                      26        225,663
             Danisco A/S                                    1,498         61,617
             Danske Bank                                   16,730        300,933
             FLS Industries A/S 'B'                         1,417         20,320
             Falck A/S                                        532         70,934
            +ISS A/S                                        1,052         71,590
             NKT Holding A/S                                  130         30,285
            +Navision Software A/S                            728         13,003
             Novo Nordisk A/S 'B'                           1,722        308,664
            +Novozymes A/S 'B'                              1,722         34,440
             SAS Danmark A/S                                1,680         17,223
             Tele Danmark A/S                               5,247        213,843
             Vestas Wind Systems A/S                        2,509        135,709
             William Demant A/S                             1,835         84,249
             -------------------------------------------------------------------
             Total Investments in Denmark (Cost--$1,339,456)--1.4%     1,906,567
================================================================================
Finland      Metso Oyj                                      1,523         17,016
             Nokia Oyj 'A'                                 20,178        899,893
             Nokia Oyj 'A' (ADR)*                           1,270         55,245
             Pohjola Group Insurance Corporation 'A'          300         13,098
            +Sampo Insurance Company Ltd. 'A'                 467         25,212
             Sonera Oyj                                     3,611         65,434
             Tietoenator Oyj                                  483         13,741
             UPM-Kymmene Oyj                                1,571         53,912
             -------------------------------------------------------------------
             Total Investments in Finland (Cost--$529,748)--0.8%       1,143,551
================================================================================
France       Accor SA                                       3,113        131,526
             Air Liquide                                    1,401        209,017
             Alcatel                                       15,838        899,653
             Aventis SA                                    10,260        900,696
             Axa                                            5,181        749,124
             Banque Nationale de Paris (BNP)                5,819        510,833
             Bouygues SA                                    4,275        193,666
             Canal Plus                                       556          1,994
             Cap Gemini SA                                  1,603        258,569
             Carrefour SA                                   9,117        572,661
             Coflexip                                         260         33,053
             Compagnie de Saint Gobain                      1,121        176,084
             Compagnie Francaise d'Etudes et de
               Construction (Technip SA)                      180         26,128
             Compagnie Generale des Etablissements
               Michelin 'B'                                 2,143         77,565
             Dassault Systemes SA                           1,471        100,822
             Eridania Beghin-Say SA                           556         48,340
             Essilor International SA                         100         32,627
             Etablissements Economiques du Casino
               Guichard-Perrachon SA                        1,296        130,686
             France Telecom SA                             13,423      1,158,832
             Groupe Danone                                  1,975        297,805
             Imetal SA                                        298         33,855
             L'Oreal SA                                     8,835        757,350
             LVMH (Louis Vuitton Moet Hennessy)             6,345        419,991
             Lafarge SA (Ordinary)                          1,508        126,436
             Lagardere S.C.A.                               1,709         99,163
             PSA Peugeot Citroen                              627        142,640
             Pechiney SA 'A'                                1,178         53,852
             Pernod Ricard                                  1,129         77,911
             Pinault-Printemps-Redoute SA                   1,530        328,819
             Publicis SA                                    1,800         60,824
             STMicroelectronics NV                         11,625        507,534
             Sagem SA (New Shares)                            502         67,117
             Sanofi-Synthelabo SA                           9,665        644,287
             Schneider SA                                   2,078        151,595
             Sidel SA                                         558         25,357
             Societe BIC SA                                 1,012         39,802
             Societe Eurafrance SA                             50         36,335
             Societe Generale 'A'                           5,410        336,260
             Societe Generale d'Entreprises SA              1,000         61,498
             Sodexho Alliance                                 514         95,216
            +Suez Lyonnaise des Eaux SA                       957              9
             Suez Lyonnaise des Eaux SA                     2,634        481,011
             Thomson CSF                                    2,362        113,213
             Total Fina Elf SA                                939        139,209
            +Total Fina SA                                  4,140             39
             Total Fina SA 'B'                              8,781      1,305,926
             Usinor SA                                      3,494         46,124
             Valeo SA                                       1,255         56,041
             Vivendi Universal SA                          11,283        742,612
             Vivendi Universal SA (ADR)*                    3,393        221,605
             -------------------------------------------------------------------
             Total Investments in France (Cost--$8,459,351)--9.9%     13,681,312
================================================================================


                                    14 & 15

                       Merrill Lynch International Index Fund, December 31, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

             Master International (GDP Weighted) Index Series (continued)
             -------------------------------------------------------------------
                                                           Shares
COUNTRY      Investments                                    Held         Value
================================================================================
Germany     Adidas-Salomon AG                              1,238     $    76,716
            Allianz AG (Registered Shares)                 6,424       2,404,153
            BASF AG                                       16,332         738,644
            Bayer AG                                      19,174       1,005,798
            Beiersdorf AG                                  2,189         229,161
            Buderus AG                                     2,359          50,698
            Continental AG                                 3,597          57,750
            DaimlerChrysler AG                            26,361       1,107,330
            Deutsche Bank AG (Registered Shares)          16,081       1,351,462
            Deutsche Lufthansa AG (Registered Shares)     10,000         257,728
            Deutsche Telekom AG (Registered Shares)       79,470       2,395,122
            Douglas Holding AG                             1,055          40,612
            Dresdner Bank AG (Registered Shares)          13,663         595,869
            Dyckerhoff AG (Preferred)                      1,200          21,351
           +EM.TV & Merchandising AG                       3,773          20,901
            Fresenius Medical Care AG                      2,418         197,513
            Gehe AG                                        1,898          71,673
            Heidelberger Zement AG                           549          25,257
           +Heidelberger Zement AG                         1,292              12
            Heidelberger Zement AG                         1,174          54,011
            Hochtief AG                                    2,085          40,914
            HypoVereinsbank                               11,068         626,622
            Kamps AG                                       2,149          22,800
            Karstadt AG                                    3,128          96,623
            Linde AG                                       3,242         157,370
            MAN AG                                         3,729          94,881
            Merck KGaA                                     4,484         197,871
            Metro AG                                       8,540         399,307
            Muenchener Rueckversicherungs-
              Gesellschaft AG (Registered Shares)          4,642       1,660,802
            Preussag AG                                    4,526         163,222
            RWE AG                                        12,420         557,402
            RWE AG (Preferred)                             2,149          69,812
            SAP AG (Systeme, Anwendungen,
              Produkte in der Datenverarbeitung)           4,815         552,849
            SAP AG (Systeme, Anwendungen, Produkte
              in der Datenverarbeitung) (Preferred)        3,448         488,189
           +SGL Carbon AG                                    575          30,745
            Schering AG                                    5,269         299,297
            Siemens AG                                    15,586       2,037,010
            Thyssen Krupp AG                              13,455         208,443
            Veba AG                                       19,683       1,197,528
            Volkswagen AG                                  8,086         422,795
            Volkswagen AG (Preferred)                      2,791          83,069
            WCM Beteiligungs- und Grundbesitz AG           5,077          75,315
            --------------------------------------------------------------------
            Total Investments in Germany (Cost--$17,756,412)--14.6%   20,184,627
================================================================================
Hong Kong   ASM Pacific Technology Limited                 4,000           5,692
            Bank of East Asia, Ltd.                       11,000          28,488
            CLP Holdings Limited                          26,000         129,668
            Cathay Pacific Airways                        27,000          49,847
            Hang Seng Bank Limited                        17,900         240,965
            Henderson Land Development
              Company Limited                             12,300          62,605
            Hong Kong and China Gas Company Ltd.          33,000          48,654
            Hutchison Whampoa Limited                     35,200         438,877
            Johnson Electric Holdings Limited             32,000          49,437
            Li & Fung Limited                             21,600          39,185
            New World Development Company Ltd.            19,000          23,020
           +Pacific Century CyberWorks Limited           114,556          73,434
            Shangri-La Asia Limited                       21,000          22,750
            Sun Hung Kai Properties Ltd.                  20,000         199,362
            Swire Pacific Limited 'A'                     13,000          93,335
            Wharf (Holdings) Ltd.                         21,000          51,155
            --------------------------------------------------------------------
            Total Investments in Hong Kong (Cost--$1,349,957)--1.1%    1,556,474
================================================================================
Ireland     Allied Irish Banks PLC                        16,288         188,866
            CRH PLC                                        7,639         142,154
            DCC PLC                                        1,585          16,965
            eircom PLC                                    40,947         103,802
           +Elan Corporation PLC (ADR)*                    5,900         276,194
            Greencore Group PLC                            3,573           9,393
           +IONA Technologies PLC                            400          27,791
            Independent News & Media PLC                   9,591          26,114
            Irish Life & Permanent PLC                     5,319          65,921
            Jefferson Smurfit Group PLC                   20,182          39,793
            Jurys Doyle Hotel Group PLC                    1,095           9,294
            Kerry Group PLC 'A'                            3,191          41,195
           +Ryanair Holdings PLC                           6,501          70,194
            Waterford Wedgwood PLC                        13,731          16,115
            --------------------------------------------------------------------
            Total Investments in Ireland (Cost--$982,704)--0.8%        1,033,791
================================================================================
Italy       Assicurazioni Generali                        35,240       1,399,573
            Autostrada Torino-Milano SpA                   3,000          46,025
            Autostrade-Concessioni e Costruzioni
              Autostrade SpA                              25,000         165,481
            Banca di Roma SpA                            111,223         120,718
            Banca Intesa SpA                             129,421         622,148
            Banca Popolare di Milano (BPM)                 9,508          47,313
            Benetton Group SpA                            61,865         128,949
            Beni Stabili                                  38,576          18,617
            Bipop-Carire SpA                              40,000         261,014
            Bulgari SpA                                    9,792         120,438
            ENI SpA                                      214,622       1,370,258
            Enel SpA                                     194,069         754,355
            Fiat SpA                                      10,366         255,579
            Fiat SpA (Preferred)                           4,101          68,923
            Fiat SpA (RNC)                                 3,627          52,409
            Italcementi SpA                                7,228          60,467
            Italgas SpA                                    9,882          98,808
            Mediaset SpA                                  32,596         388,982
            Mediobanca SpA                                17,355         196,839
            Parmalat Finanziaria SpA                      51,070          82,713
            Pirelli SpA                                   62,873         223,729
            Riunione Adriatica di Sicurta SpA             19,560         305,041
            San Paolo-IMI SpA                             38,696         625,631
            Seat Pagine Gialle SpA                         6,938          15,471
            Telecom Italia Mobile (TIM) SpA              212,357       1,694,747
            Telecom Italia SpA                            98,018       1,084,103
            Telecom Italia SpA (Registered Shares)        25,877         155,494
            Unicredito Italiano SpA                      136,354         713,087
            --------------------------------------------------------------------
            Total Investments in Italy (Cost--$7,214,827)--8.0%       11,076,912
================================================================================
Japan       The 77 Bank, Ltd.                             11,000          62,706
            Acom Co., Ltd.                                 2,900         214,072
            Advantest Corporation                          2,000         187,391
            Ajinomoto Co., Inc.                           16,000         208,056
            Alps Electric Co., Ltd.                        4,000          61,016
            Aoyamma Trading Co., Ltd.                      2,200          15,701
            The Asahi Bank, Ltd.                          57,000         194,159
            Asahi Breweries Limited                       14,000         142,820
            Asahi Chemical Industry Co., Ltd.             35,000         201,664
            Asahi Glass Company, Limited                  28,000         231,208
            Autobacs Seven Co., Ltd.                       1,100          22,973
            The Bank of Tokyo-Mitsubishi, Ltd.            90,000         896,060
            The Bank of Yokohama, Ltd.                    27,000         122,706
            Benesse Corporation                            2,300          85,394
            Bridgestone Corp.                             18,000         163,923
            CSK Corporation                                2,300          33,473
            Canon, Inc.                                   18,000         630,473
            Casio Computer Co., Ltd.                       9,000          76,051
            Central Japan Railway Company                     47         289,326
            The Chiba Bank, Ltd.                           3,000          11,795
            Chugai Pharmaceutical Co., Ltd.                8,000         133,100
            The Chuo Trust & Banking Co., Ltd.            18,000          55,482
            Citizen Watch Co.                              9,000          65,648
            Cosmo Oil Co., Ltd.                           25,000          44,440
            Credit Saison Co., Ltd.                        4,000          85,639
            Dai Nippon Printing Co., Ltd.                 17,000         253,214
           +The Daiei, Inc.                               19,000          30,447
            The Daimaru, Inc.                             11,000          31,979
            Dainippon Ink and Chemicals, Inc.             25,000          74,431
            Dainippon Screen Mfg. Co., Ltd.                6,000          28,844
            Daiwa House Industry Co., Ltd.                13,000          80,823
            Daiwa Securities Group Inc.                   27,000         282,058
            Denso Corporation                             19,000         410,946
            East Japan Railway Company                        78         457,618
            Ebara Corporation                             10,000         108,669
            Eisai Company, Ltd.                            7,000         245,184
            Fanuc Ltd.                                     4,800         326,585
            Fuji Photo Film                               11,000         460,420
            Fuji Television Network, Incorporated             10          69,702
            Fujikura Ltd.                                 10,000          74,956
            Fujitsu Limited                               39,000         575,096
            The Furukawa Electric Co., Ltd.               14,000         244,571
            The Gunma Bank Ltd.                           16,000          78,319
            Hankyu Department Stores, Inc.                 8,000          35,377
            Hirose Electric Co., Ltd.                        900          86,690
            Hitachi Ltd.                                  66,000         588,336
            Honda Motor Co., Ltd.                         20,000         746,060
            Hoya Corporation                               3,000         220,666
            Isetan Company Ltd.                            7,000          73,862
            Itochu Corporation                            30,000         139,755
            Ito-Yokado Co., Ltd.                           9,000         449,212
            JUSCO Co., Ltd.                                7,000         152,014
            Japan Airlines Company, Ltd. (JAL)            41,000         187,767
            Japan Energy Corp.                            49,000          75,946
            Japan Tobacco, Inc.                               40         310,333
            The Joyo Bank, Ltd.                           23,000          73,109
            Kajima Corporation                            26,000          72,172
            Kaneka Corporation                            12,000         113,590
            Kansai Electric Power Company, Inc.           18,000         305,622
            Kao Corporation                               14,000         407,005


                                    16 & 17

                       Merrill Lynch International Index Fund, December 31, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

             Master International (GDP Weighted) Index Series (continued)
             ----------------------------------------------------------------------------
                                                           Shares
COUNTRY      Investments                                    Held                  Value
=========================================================================================
Japan        +Kawasaki Heavy Industries Ltd.                39,000            $    41,664
(concluded)   Kawasaki Steel Corporation                    72,000                 74,396
              Keihin Electric Express Railway Co., Ltd.     38,000                151,068
              Kinden Corporation                            10,000                 57,356
              Kirin Brewery Company, Ltd.                   23,000                206,033
              Kokuyo Co., Ltd.                               4,000                 59,475
              Komatsu Ltd.                                  24,000                106,130
              Konami Co., Ltd.                               2,500                187,609
              Kubota Corporation                            41,000                124,939
              Kurita Water Industries Ltd.                   4,000                 52,364
              Kyocera Corporation                            3,800                414,939
              Maeda Road Construction Co., Ltd.             11,000                 44,790
              Marubeni Corporation                          35,000                 82,750
              Marui Co., Ltd.                                8,000                120,841
              Matsushita Electric Industrial
                Company, Ltd.                               41,000                980,123
              Minebea Company Ltd.                          11,000                101,909
              Mitsubishi Chemical Corporation               51,000                134,422
              Mitsubishi Corporation                        31,000                228,564
              Mitsubishi Electric Corporation               44,000                270,858
              Mitsubishi Estate Company, Limited            26,000                277,758
              Mitsubishi Heavy Industries, Ltd.             72,000                313,975
              Mitsubishi Logistics Corp.                     6,000                 52,539
              Mitsubishi Materials Corporation              30,000                 71,716
              Mitsubishi Trust & Banking Corp.              27,000                185,832
              Mitsui & Co., Ltd.                            31,000                195,175
              Mitsui Fudosan Co., Ltd.                      18,000                178,897
              Mitsui Marine and Fire Insurance
                Company, Ltd.                               16,000                 91,769
              Mitsui Mining & Smelting Co., Ltd.            15,000                115,587
              Mitsukoshi, Ltd.                              13,000                 53,047
              Mizuho Holdings, Inc.                            182              1,128,336
              Murata Manufacturing Co., Ltd.                 5,000                586,690
              Mycal Corporation                             11,000                 23,599
              NEC Corporation                               33,000                603,940
              NSK Limited                                   14,000                 85,692
              Namco Ltd.                                     2,000                 36,778
              Nichiei Co., Ltd.                              2,700                 14,351
              Nidec Corporation                              1,400                 66,200
              Nikon Corporation                              8,000                 85,604
              Nintendo Company Ltd.                          2,900                456,839
              Nippon COMSYS Corporation                      5,000                 89,755
              Nippon Express Co., Ltd.                      24,000                145,009
              Nippon Light Metal Co., Ltd.                  27,000                 20,569
              Nippon Meat Packers, Inc.                      8,000                109,002
              Nippon Mitsubishi Oil Corp.                   34,000                163,748
              Nippon Paper Industries Co. Ltd.              20,000                119,264
              Nippon Steel Corporation                     132,000                218,459
              Nippon Telegraph & Telephone
                Corporation (NTT)                              243              1,751,217
              Nippon Yusen Kabushiki Kaisha                 34,000                140,525
             +Nissan Motor Co., Ltd.                        80,000                460,946
              Nissin Food Products Co., Ltd.                 4,200                102,609
              Nitto Denko Corporation                        4,000                108,581
              The Nomura Securities Co., Ltd.               39,000                701,795
              Noritake Co., Ltd.                            11,000                 59,046
              Obayashi Corporation                          19,000                 81,856
              Oji Paper Co., Ltd.                           22,000                113,660
              Omron Corporation                              6,000                124,781
              Oriental Land Co., Ltd                         2,400                160,771
              Orix Corporation                               1,800                180,630
              Osaka Gas Co.                                 51,000                154,965
              Pioneer Corporation                            4,000              $ 106,830
              Promise Co., Ltd.                              2,600                184,413
              Rohm Company Ltd.                              2,400                456,042
              SMC Corporation                                1,600                205,954
              The Sakura Bank, Ltd.                         82,000                495,447
              Sankyo Company, Ltd.                          10,000                239,930
              Sanyo Electric Co., Ltd.                      39,000                324,431
              Secom Co., Ltd.                                5,000                326,182
             +Sega Enterprises Ltd.                          4,200                 40,897
              Seino Transportation Co., Ltd.                11,000                 46,331
              Sekisui Chemical Co., Ltd.                    16,000                 45,534
              Sekisui House, Ltd.                           16,000                146,410
              Sharp Corporation                             23,000                277,531
              Shimamura Co., Ltd.                              800                 43,923
              Shimano Inc.                                   3,500                 68,805
              Shimizu Corporation                           21,000                 62,154
              Shin-Etsu Chemical Co., Ltd.                   9,000                346,760
              Shiseido Company, Limited                     13,000                145,140
              The Shizuoka Bank, Ltd.                       17,000                154,667
              Sho-Bond Corporation                           3,100                 42,618
              Softbank Corp.                                 6,500                225,963
              Sony Corporation                              17,800              1,231,349
              The Sumitomo Bank, Ltd.                       61,000                626,559
              Sumitomo Chemical Co., Ltd.                   38,000                188,669
              Sumitomo Corporation                          22,000                158,354
              Sumitomo Electric Industries                  17,000                278,967
              Sumitomo Heavy Industries, Ltd.               22,000                 34,291
              The Sumitomo Marine & Fire Insurance
                Co., Ltd.                                   14,000                 90,350
             +Sumitomo Metal Industries, Ltd.               84,000                 47,811
              Taisho Pharmaceutical Company, Ltd.            8,000                216,462
              Taiyo Yuden Co., Ltd.                          3,000                100,350
              Takara Shuzo Co., Ltd.                         6,000                104,869
              Takashimaya Co., Ltd.                          9,000                 61,235
              Takeda Chemical Industries, Ltd.              18,000              1,065,499
              Takefuji Corporation                           3,400                214,361
              Terumo Corporation                             6,000                131,349
              Toho Co., Ltd.                                   600                 82,802
              Tohoku Electric Power Co., Inc.               10,600                141,736
              The Tokai Bank Ltd.                           46,000                199,387
              The Tokio Marine & Fire Insurance Co. Ltd.    29,000                332,408
              Tokyo Broadcasting System, Inc.                3,000                 88,792
             +Tokyo Dome Corporation                        13,000                 47,811
              Tokyo Electric Power                          25,800                640,482
              Tokyo Electron Limited                         4,000                219,965
              Tokyo Gas Co.                                 61,000                180,543
              Tokyu Corporation                             29,000                156,427
              Toppan Printing Co., Ltd.                     16,000                139,405
              Toray Industries, Inc.                        37,000                139,317
              Toshiba Corporation                           64,000                428,161
              Tostem Corporation                             6,000                 74,553
              Toto Limited                                  12,000                 85,639
              Toyo Seikan Kaisha, Ltd.                       6,000                 97,723
              Toyota Motor Corporation                      72,700              2,323,599
              Trans Cosmos Inc.                                500                 21,673
              Uny Co., Ltd.                                  5,000                 53,415
              Wacoal Corp.                                  12,000                100,035
              Yamaha Corporation                             6,000                 58,844
              Yamanouchi Pharmaceutical Co., Ltd.            8,000                346,060
              Yamato Transport Co., Ltd.                    10,000                183,888
              Yamazaki Baking Co., Ltd.                      9,000                 62,653
              Yokogawa Electric Corporation                  8,000                 67,601
              ---------------------------------------------------------------------------
              Total Investments in Japan (Cost--$36,209,753)--28.9%            39,987,752
=========================================================================================
Netherlands   ABN AMRO Holding NV                           11,647                264,855
             +ASM Lithography Holding NV                     3,269                 74,246
              Aegon NV                                      10,490                433,950
              Akzo Nobel NV                                  2,345                125,938
              Buhrmann NV                                      898                 24,071
              Elsevier NV                                    5,258                 77,309
              Getronics NV                                   2,848                 16,739
              Hagemeyer NV                                   1,000                 22,299
              Heineken NV                                    2,441                147,710
              ING Groep NV                                   7,620                608,698
              KPN NV                                         7,443                 85,676
              Koninklijke Ahold NV                           5,884                189,821
              Koninklijke (Royal) Philips Electronics NV     9,900                362,695
              Royal Dutch Petroleum Company                 16,727              1,024,907
              TNT Post Group NV                              3,784                 91,520
              Unilever NV 'A'                                4,528                286,540
              Vedior NV 'A'                                    900                10,858
              Wolters Kluwer NV 'A'                          2,268                 61,839
              ---------------------------------------------------------------------------
              Total Investments in the Netherlands (Cost--$2,939,238)--2.8%     3,909,671
=========================================================================================
New Zealand   Auckland International Airport Limited        19,900                 27,650
             +Brierley Investments Limited                  96,737                 11,986
              Carter Holt Harvey Limited                    83,831                 60,836
              Contact Energy Limited                        27,000                 31,661
              Fisher & Paykel Industries Limited             7,200                 25,392
              Fletcher Challenge Building                   16,130                 13,990
              Fletcher Challenge Energy                     16,300                 61,669
              Telecom Corporation of New Zealand
                Limited                                     82,032                174,236
              The Warehouse Group Limited                   13,500                 35,843
              ---------------------------------------------------------------------------
              Total Investments in New Zealand (Cost--$661,443)--0.3%             443,263
=========================================================================================


                                    18 & 19

                       Merrill Lynch International Index Fund, December 31, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                Master International (GDP Weighted) Index Series (continued)
                -------------------------------------------------------------------------
                                                           Shares
COUNTRY         Investments                                    Held         Value
=========================================================================================
Norway           Bergesen d.y. ASA 'A'                          2,833          $   44,333
                 DNB Holding ASA                               33,130             178,451
                 Elkem ASA                                      2,111              33,753
                +Frontline Limited                              2,900              39,134
                 Hafslund ASA 'A'                               3,669              18,307
                +Kvaerner ASA 'A'                               4,543              32,198
                +Merkantildata ASA                              7,782              30,268
                 Nera ASA                                       5,200              22,702
                 Norsk Hydro ASA                               11,336             479,484
                 Norske Skogindustrier ASA 'A'                  1,844              77,578
                +Opticom ASA                                      600              38,102
                 Orkla ASA 'A'                                  9,290             183,303
                +Petroleum Geo-Services                         4,365              57,418
                 SAS Norge ASA 'B'                              2,085              22,107
                 Schibsted ASA                                  2,919              35,914
                 Smedvig ASA 'A'                                3,285              31,291
                 Storebrand ASA                                11,820              83,773
                +Tandberg ASA                                   2,200              20,207
                +Telenor A/S (ADR)*                             2,500              31,250
                 Tomra Systems ASA                              8,103             157,126
                 ------------------------------------------------------------------------
                 Total Investments in Norway (Cost--$1,509,784)--1.2%           1,616,699
=========================================================================================
Portugal         BPI-SGPS, SA (Registered Shares)              16,165              50,693
                 Banco Comercial Portugues, SA (BCP)
                   (Registered Shares)                         51,256             271,902
                 Banco Espirito Santo, SA
                   (Registered Shares)                          5,126              86,149
                 Brisa-Auto Estradas de Portugal, SA            7,772              69,323
                 Cimpor-Cimentos de Portugal, SGPS, SA          3,451              86,188
                 Electriidade de Portugal, SA (EDP)            75,412             249,231
                 Jeronimo Martins S.G.P.S., SA                  2,629              27,152
                 Portucel Industrial-Empresa Produtora de
                   Celulose, SA                                 2,620              17,834
                 Portugal Telecom SA (Registered Shares)       26,032             238,060
                 Sonae, S.G.P.S., SA                           24,334              27,417
                +Sonae, S.G.P.S., SA (New Shares)              37,032              40,680
                 ------------------------------------------------------------------------
                 Total Investments in Portugal (Cost--$1,324,994)--0.8%         1,164,629
=========================================================================================
Singapore        +Capitaland Limited                           19,679              34,047
                +Chartered Semiconductor Manufacturing
                   Limited (ADR)*                               1,120              29,540
                 City Developments Limited                      9,760              45,310
                 Creative Technology Limited                      900              10,225
                 DBS Group Holdings Limited                    13,367             151,092
                 Keppel Corporation Ltd.                       10,914              21,274
                +Neptune Orient Lines Limited                  14,710              11,537
                 Oversea-Chinese Banking Corporation Ltd.      13,238              98,483
                 Sembcorp Industries Limited                   19,043              18,670
                 Singapore Airlines Limited                    12,770             126,669
                 Singapore Press Holdings Ltd.                  4,000              59,054
                 Singapore Technologies Engineering Ltd.       29,669              47,737
                 Singapore Telecommunications, Ltd.            61,907              96,038
                 United Overseas Bank Ltd.                     11,091              83,151
                 Venture Manufacturing (Singapore) Ltd.         2,456              16,430
                 ------------------------------------------------------------------------
                 Total Investments in Singapore (Cost--$774,981)--0.6%            849,257
=========================================================================================
Spain            ACS, Actividades de Construccion y
                   Servicios, SA                                1,300              30,636
                 Acerinox SA                                    1,565              47,755
                 Altadis                                        8,257             127,916
                 Autopistas, Concesionaria Espanola SA          8,463              73,976
                 Banco Bilbao Vizcaya, SA                      68,407           1,018,003
                 Banco Santander Central Hispano, SA           98,097           1,049,977
                 Corporacion Mapfre                             2,220              42,312
                 Endesa SA                                     23,014             392,182
                 Fomento de Construcciones y Contratas SA       3,179              60,292
                 Gas Natural SDG, SA 'E'                        9,774             178,030
                 Grupo Dragados SA                              7,810              85,061
                 Iberdrola SA                                  20,094             251,864
                 Repsol-YPF, SA                                26,991             431,318
                 Sociedad General de Aguas de
                   Barcelona, SA                                4,112              50,228
                +Sociedad General de Aguas de
                   Barcelona, SA (New Shares)                      41                 498
                 Sol Melia, SA                                  4,504              46,559
                +Telefonica SA                                 93,930           1,552,159
                +TelePizza, SA                                  5,000              11,830
                 Union Electrica Fenosa, SA                     6,625             121,605
                +Zeltia, SA                                     3,900              45,588
                 Zeltia, SA (Rights) (b)                        3,900              11,278
                 ------------------------------------------------------------------------
                 Total Investments in Spain (Cost--$4,491,248)--4.1%            5,629,067
=========================================================================================
Sweden           Assa Abloy AB 'B'                              2,800              54,751
                 Atlas Copco AB 'A'                             2,100              45,959
                 Drott AB 'B'                                   1,300              17,911
                 Electrolux AB 'B'                              3,317              43,064
                 Hennes & Mauritz AB 'B'                        6,674             103,270
                +NetCom AB 'B'                                  1,243              51,641
                 Nordbanken Holding AB                         24,143             182,950
                 OM Gruppen AB                                    673              16,619
                 Sandvik AB                                     2,547              61,276
                 Securitas AB 'B'                               2,953              54,769
                 Skandia Forsakrings AB                         8,164             132,815
                 Skandinaviska Enskilda Banken (SEB) 'A'        5,703              62,860
                 Skanska AB 'B'                                 1,153              47,657
                 Svenska Cellulosa AB (SCA) 'B'                 2,231              47,408
                 Svenska Handelsbanken AB                       5,746              98,350
                 Telefonaktiebolaget LM Ericsson AB 'B'        61,348             698,947
                 Telefonaktiebolaget LM Ericsson (ADR)*         1,335              14,935
                +Telia AB                                      12,092              62,155
                 Volvo AB 'B'                                   3,830              63,525
                 ------------------------------------------------------------------------
                 Total Investments in Sweden (Cost--$1,272,197)--1.3%           1,860,862
=========================================================================================
Switzerland      ABB Ltd.                                       1,499             159,798
                 Adecco SA (Registered Shares)                     92              57,908
                 Credit Suisse Group (Registered Shares)        1,291             245,374
                +Givaudan (Registered Shares)                      56              14,808
                +Kudelski SA (Bearer)                              22              24,437
                 Nestle SA (Registered Shares)                    193             450,194
                 Novartis AG (Registered Shares)                  341             602,879
                 Roche Holding AG (Bearer)                          9             111,632
                 Roche Holding AG (Genuss)                         33             336,211
                 Schweizerische Rueckversicherungs-
                   Gesellschaft (Registered Shares)                73             175,011
                 The Swatch Group AG (Registered Shares)          202              52,728
                 Swisscom AG (Registered Shares)                  362              94,158
                +Syngenta AG                                      698              37,474
                 UBS AG (Registered)                            2,050             334,604
                +Unaxis Holding AG 'R'                             45              10,136
                 Zurich Financial Services AG                     401             241,763
                 ------------------------------------------------------------------------
                 Total Investments in Switzerland (Cost--$2,193,512)--2.1%      2,949,115
=========================================================================================
United Kingdom   3i Group PLC                                   6,312             116,729
                +ARM Holdings PLC                               8,093              61,172
                 Abbey National PLC                            12,103             220,389
                 Amvescap PLC                                   6,015             123,457
                 AstraZeneca Group PLC                         14,375             724,726
                 BAA PLC                                        8,100              74,777
                 BG Group PLC                                  29,322             114,759
                 BOC Group PLC                                  7,286             110,688
                 BP Amoco PLC                                 171,770           1,385,586
                 BP Amoco PLC (ADR)*                            1,577              75,499
                 Barclays PLC                                  13,836             428,245
                 Bass PLC                                      10,767             117,251
                 Boots Company PLC                             11,106             101,034
                 British Aerospace PLC                         26,584             151,697
                 British Airways PLC                           11,052              64,469
                 British American Tobacco PLC                  20,431             155,575
                +British Sky Broadcasting Group PLC
                   ("BSkyB")                                   15,113             253,075
                 British Telecommunications PLC                52,790             451,066
                 CGNU PLC                                      18,160             293,518
                 Cadbury Schweppes PLC                         22,643             156,606
                 Capita Group PLC                               4,800              35,851
                 Carlton Communications PLC                     7,576              69,147
                +Celltech Group PLC                             2,368              41,846
                 Centrica PLC                                  34,669             134,262
                 Diageo PLC                                    31,160             349,101
                 Dixons Group PLC                              18,200              60,899
                 EMI Group PLC                                  8,095              66,508
                 Electrocomponents PLC                          5,956              58,899
                 GKN PLC                                        8,096              85,503



                                    20 & 21

                       Merrill Lynch International Index Fund, December 31, 2000

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                       Master International (GDP Weighted) Index Series (concluded)
                       -------------------------------------------------------------------------------------------------
                                                                                 Shares
COUNTRY                Investments                                                Held                          Value
========================================================================================================================
United Kingdom        +GlaxoSmithKline PLC                                        50,581                    $  1,428,054
(concluded)            Granada Compass PLC                                        18,595                         202,357
                       The Great Universal Stores PLC                             10,823                          84,960
                       HSBC Holdings PLC                                          72,429                       1,065,715
                       Halifax PLC                                                19,016                         188,474
                       Hanson PLC                                                 11,557                          79,241
                       Hays PLC                                                   17,974                         103,639
                       Imperial Chemical Industries PLC                            9,245                          76,232
                      +International Power PLC                                    12,023                          45,079
                       Invensys PLC                                               31,751                          74,227
                       J Sainsbury PLC                                            18,831                         111,675
                       Kingfisher PLC                                             12,354                          91,857
                       LASMO PLC                                                  14,000                          41,826
                      +Lattice Group PLC                                          29,322                          66,140
                       Legal & General Group PLC                                  47,353                         130,508
                       Lloyds TSB Group PLC                                       43,235                         457,258
                       Lloyds TSB Group PLC (ADR)*                                   130                           5,687
                       Logica PLC                                                  3,818                          99,808
                       Marconi PLC                                                22,923                         246,203
                       Marks & Spencer PLC                                        30,749                          85,435
                       Misys PLC                                                   5,699                          56,187
                       National Grid Group PLC                                    15,112                         137,365
                       Nycomed Amersham PLC                                        4,100                          34,145
                      +P & O Princess Cruises PLC                                  8,545                          36,123
                       Pearson PLC                                                 7,046                         167,352
                       The Peninsular and Oriental Steam
                       Navigation Company                                          8,545                          40,463
                       Prudential Corporation PLC                                 16,627                         267,499
                       Psion PLC                                                   3,659                          15,659
                       Railtrack Group PLC                                         4,965                          68,605
                       Rank Group PLC                                             18,415                          48,139
                       Reed International PLC                                     10,919                         114,176
                       Rentokil Initial PLC                                       27,740                          95,722
                       Reuters Group PLC                                          11,712                         198,223
                       Rio Tinto PLC (Registered Shares)                           9,585                         168,667
                       Royal Bank of Scotland Group PLC                           21,381                         505,274
                      +Royal Bank of Scotland Group PLC                            5,452                           6,760
                       SEMA Group PLC                                              5,547                          24,423
                       The Sage Group PLC                                         11,164                          51,156
                       Schroders PLC                                               2,100                          41,439
                       ScottishPower PLC                                          13,706                         108,307
                       ScottishPower PLC (ADR)*                                      993                          30,100
                       Tesco PLC                                                  59,321                         241,694
                       Unilever PLC                                               27,005                         231,149
                       Vodafone AirTouch PLC                                     396,599                       1,454,439
                       Vodafone Group PLC (ADR)*                                   9,840                         352,395
                       WPP Group PLC                                               9,304                         121,187
                       -------------------------------------------------------------------------------------------------
                       Total Investments in the United Kingdom (Cost--$12,632,268)--11.1%                     15,383,357
========================================================================================================================

SHORT-TERM                 Face
SECURITIES                Amount                                                    Issue
========================================================================================================================
Commercial              $3,775,000     General Motors Acceptance Corp., 6.75% due 1/02/2001                    3,772,877
Paper**
========================================================================================================================
US Government              300,000     Freddie Mac Participation Certificates, 6.39% due 1/30/2001 (a)           298,349
Agency Obligations**
========================================================================================================================
                                       Total Investments in Short-Term Securities (Cost--$4,071,226)--2.9%     4,071,226
========================================================================================================================
                       Total Investments (Cost--$114,185,174)--98.8%                                         136,830,430
                       Variation Margin on Financial Futures Contracts***--0.0%                                  (30,846)
                       Unrealized Appreciation on Forward Foreign Exchange Contracts--Net****--0.0%               14,266
                       Other Assets Less Liabilities--1.2%                                                     1,663,267
                                                                                                            ------------
                       Net Assets--100.0%                                                                   $138,477,117
                                                                                                            ============
========================================================================================================================

   + Non-income producing security.
 (a) Security held as collateral in connection with open financial futures contracts.
 (b) The rights may be exercised until January 2, 2001.
   * American Depositary Receipts (ADR).
  ** Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Series.
 *** Financial futures contracts purchased as of December 31, 2000 were as follows:

--------------------------------------------------------------------------------
Number of                                 Expiration
Contracts     Issue         Exchange          Date                     Value
--------------------------------------------------------------------------------
    1       Hang Seng        HKFE         January 2001              $   97,179
    9         CAC            MATIF        January 2001                 503,203
    6        IBEX 35         MEFF         January 2001                 509,400
    3         FTSE           LIFFE          March 2001                 277,892
    1         CAC            MATIF          March 2001                  56,311
    4        MIB 30           MSE           March 2001                 825,293
   12    All Ordinaries       SFE           March 2001                 540,974
   18        TOPIX           Tokyo          March 2001               2,021,454
--------------------------------------------------------------------------------
Total Financial Futures Contracts Purchased
(Total Contract Price--$4,974,860)                                  $4,831,706
                                                                    ==========
--------------------------------------------------------------------------------

**** Forward foreign exchange contracts as of December 31, 2000 were as follows:

--------------------------------------------------------------------------------
Foreign                                                             Unrealized
Currency                                             Expiration    Appreciation
Purchased                                               Date      (Depreciation)
--------------------------------------------------------------------------------
A$         1,450,000                                January 2001     $  15,031
(euro)     3,850,000                                January 2001       169,826
HK$          800,000                                January 2001            (4)
(pound)      200,000                                January 2001         3,347
(Yen)    360,000,000                                January 2001       (99,298)
--------------------------------------------------------------------------------
Total (US$ Commitment--$7,895,549)                                      88,902
                                                                     ---------
--------------------------------------------------------------------------------
Foreign
Currency
Sold
--------------------------------------------------------------------------------
A$           450,000                                January 2001        (6,615)
(euro)     1,800,000                                January 2001       (94,113)
(Yen)    155,000,000                                January 2001        26,092
--------------------------------------------------------------------------------
Total (US$ Commitment--$3,227,154)                                     (74,636)
                                                                     ---------
--------------------------------------------------------------------------------
Total Unrealized Appreciation on Forward
Foreign Exchange Contracts--Net                                      $  14,266
                                                                     =========
--------------------------------------------------------------------------------

      See Notes to Financial Statements.


                                    22 & 23

                       Merrill Lynch International Index Fund, December 31, 2000

STATEMENT OF ASSETS AND LIABILITIES

MASTER
INTERNATIONAL
(GDP WEIGHTED)
INDEX SERIES    As of December 31, 2000
==========================================================================================================================
Assets:         Investments, at value (identified cost--$114,185,174) .........................               $136,830,430
                Unrealized appreciation on forward foreign exchange contracts .................                     14,266
                Cash ..........................................................................                    381,749
                Foreign cash ..................................................................                    314,147
                Receivables:
                   Contributions ..............................................................   $ 947,373
                   Securities sold ............................................................     936,450
                   Dividends ..................................................................     200,447
                   Investment adviser .........................................................      30,192
                   Forward foreign exchange contracts .........................................       8,757      2,123,219
                                                                                                  ---------
                Prepaid expenses and other assets .............................................                    113,618
                                                                                                              ------------
                Total assets ..................................................................                139,777,429
                                                                                                              ------------
==========================================================================================================================
Liabilities:    Payables:
                   Withdrawals ................................................................     709,687
                   Securities purchased .......................................................     427,565
                   Variation margin ...........................................................      30,846
                   Forward foreign exchange contracts .........................................          39      1,168,137
                                                                                                  ---------
                Accrued expenses and other liabilities ........................................                    132,175
                                                                                                              ------------
                Total liabilities .............................................................                  1,300,312
                                                                                                              ------------
==========================================================================================================================
Net Assets:     Net assets ....................................................................               $138,477,117
                                                                                                              ============
==========================================================================================================================
Net Assets      Partners' capital .............................................................               $115,951,271
Consist of:     Unrealized appreciation on investments and foreign currency transactions--net .                 22,525,846
                                                                                                              ------------
                Net assets ....................................................................               $138,477,117
                                                                                                              ============
==========================================================================================================================

                See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MASTER
INTERNATIONAL
(GDP WEIGHTED)
INDEX SERIES        For the Year Ended December 31, 2000
=======================================================================================================
Investment Income:  Dividends (net of $240,781 foreign withholding tax) ..                 $  1,718,917
                    Interest and discount earned .........................                      711,156
                                                                                           ------------
                    Total income .........................................                    2,430,073
                                                                                           ------------
=======================================================================================================
Expenses:           Custodian fees ....................................... $    148,552
                    Professional fees ....................................       58,488
                    Accounting services ..................................       52,691
                    Pricing fees .........................................       24,478
                    Investment advisory fees .............................       15,089
                    Amortization of organization expenses ................        5,909
                    Trustees' fees and expenses ..........................        1,633
                    Other ................................................        2,111
                                                                           ------------
                    Total expenses before reimbursement ..................      308,951
                    Reimbursement of expenses ............................      (10,803)
                                                                           ------------
                    Total expenses after reimbursement ...................                      298,148
                                                                                           ------------
                    Investment income--net ...............................                    2,131,925
                                                                                           ------------
=======================================================================================================
Realized &          Realized gain (loss) from:
Unrealized Gain        Investments--net ..................................    7,097,704
(Loss) on              Foreign currency transactions--net ................   (2,898,112)      4,199,592
Investments &                                                               -----------
Foreign Currency    Change in unrealized appreciation/depreciation on:
Transactions--Net:     Investments--net ..................................  (34,348,696)
                       Foreign currency transactions--net ................       36,559     (34,312,137)
                                                                            -----------    ------------
                    Net Decrease in Net Assets Resulting from Operations .                 $(27,980,620)
                                                                                           ============
=======================================================================================================

                    See Notes to Financial Statements.


                                    24 & 25

                       Merrill Lynch International Index Fund, December 31, 2000

STATEMENTS OF CHANGES IN NET ASSETS

MASTER                                                                                             For the Year Ended
INTERNATIONAL                                                                               ------------------------------
(GDP WEIGHTED)                                                                                        December 31,
INDEX SERIES    Increase (Decrease) in Net Assets:                                               2000             1999
==========================================================================================================================
Operations:     Investment income--net ..................................................   $   2,131,925    $   2,069,146
                Realized gain on investments and foreign currency transactions--net .....       4,199,592        4,991,688
                Change in unrealized appreciation/depreciation on investments and foreign
                currency transactions--net ..............................................     (34,312,137)      34,484,540
                                                                                            -------------    -------------
                Net increase (decrease) in net assets resulting from operations .........     (27,980,620)      41,545,374
                                                                                            -------------    -------------
==========================================================================================================================
Net Capital     Decrease in net assets derived from net capital contributions ...........      (3,238,624)     (23,369,248)
Contributions:                                                                              -------------    -------------
==========================================================================================================================
Net Assets:     Total increase (decrease) in net assets .................................     (31,219,244)      18,176,126
                Beginning of year .......................................................     169,696,361      151,520,235
                                                                                            -------------    -------------
                End of year .............................................................   $ 138,477,117    $ 169,696,361
                                                                                            =============    =============
==========================================================================================================================

                See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MASTER                                                                                 For the Year Ended            For the Period
INTERNATIONAL                                                                              December 31,            April 9, 1997+ to
(GDP WEIGHTED)      The following ratios have been derived from               ------------------------------------    December 31,
INDEX SERIES        information provided in the financial statements.            2000         1999         1998           1997
====================================================================================================================================
Ratios to Average   Expenses, net of reimbursement ...........                      .20%         .22%         .26%           .33%*
Net Assets:                                                                   =========    =========    =========      =========
                    Expenses .................................                      .20%         .24%         .33%           .36%*
                                                                              =========    =========    =========      =========
                    Investment income--net ...................                     1.41%        1.43%        1.66%          1.99%*
                                                                              =========    =========    =========      =========
====================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .                $ 138,477    $ 169,696    $ 151,520      $ 143,418
Data:                                                                         =========    =========    =========      =========
                    Portfolio turnover .......................                    40.82%        6.43%       34.63%         14.79%
                                                                              =========    =========    =========      =========
====================================================================================================================================

+     Commencement of operations.
*     Annualized.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MASTER
INTERNATIONAL
(GDP WEIGHTED)
INDEX SERIES

1. Significant Accounting Policies:

Master International (GDP Weighted) Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment techniques to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.


                                    26 & 27

                       Merrill Lynch International Index Fund, December 31, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER
INTERNATIONAL
(GDP WEIGHTED)
INDEX SERIES

o Forward foreign exchange contracts--The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Series' records. However, the effect on operations is recorded from the date the Series enters into such contracts.

o Foreign currency options and futures--The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. The Series will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Series will amortize premiums and discounts on debt securities effective January 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Series. As of December 31, 2000, no debt securities were held by the Series.

(f) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(g) Security loans--The Series receives compensation in the form of fees, or it retains a portion of the interest on the investment of any cash received as collateral. The Series also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Series.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. For the year ended December 31, 2000, FAM earned fees of $15,089, of which $10,803 was waived.

Accounting services were provided to the Series by FAM.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2000 were $68,612,980 and $57,163,841, respectively.

Net realized gains (losses) for the year ended December 31, 2000 and net unrealized gains (losses) as of December 31, 2000 were as follows:

--------------------------------------------------------------------------------
                                                    Realized        Unrealized
                                                 Gains (Losses)   Gains (Losses)
--------------------------------------------------------------------------------
Investments:
  Long-term .................................     $ 5,982,844      $ 22,645,256
  Short-term ................................            (757)               --
  Financial futures contracts ...............       1,115,617          (143,154)
                                                  -----------      ------------
Total investments ...........................       7,097,704        22,502,102
                                                  -----------      ------------
Currency transactions:
  Forward foreign exchange
    contracts ...............................      (1,471,085)           14,266
  Foreign currency
    transactions ............................      (1,427,027)            9,478
                                                  -----------      ------------
Total currency transactions .................      (2,898,112)           23,744
                                                  -----------      ------------
Total .......................................     $ 4,199,592      $ 22,525,846
                                                  ===========      ============
--------------------------------------------------------------------------------

As of December 31, 2000, net unrealized appreciation for Federal income tax purposes aggregated $19,965,699, of which $32,523,913 related to appreciated securities and $12,558,214 related to depreciated securities. At December 31, 2000, the aggregate cost of investments for Federal income tax purposes was $116,864,731.

4. Security Loans:

At December 31, 2000, the Series held collateral having an aggregate value of approximately $5,622,000 for portfolio securities loaned having a market value of approximately $5,480,000.

5. Short-Term Borrowings:

On December 1, 2000, the Series, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate determined by Bank One, N.A. The Series did not borrow under the facility during the year ended December 31, 2000.


                                    28 & 29

                       Merrill Lynch International Index Fund, December 31, 2000

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors,
Master International (GDP Weighted) Index Series
(One of the series constituting
Quantitative Master Series Trust):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master International (GDP Weighted) Index Series as of December 31, 2000, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master International (GDP Weighted) Index Series of Quantitative Master Series Trust as of December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 23, 2001

OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Christopher G. Ayoub, Senior Vice President
Robert C. Doll, Jr., Senior Vice President
Gregory Mark Maunz, Senior Vice President
Eric S. Mitofsky, Senior Vice President and
  Portfolio Manager
Jeffrey B. Hewson, Vice President
Donald C. Burke, Vice President and Treasurer
Marc C. Cozzolino, Secretary

--------------------------------------------------------------------------------
Jack B. Sunderland and Arthur Zeikel, Directors, and Joseph T. Monagle Jr., Senior Vice President of Merrill Lynch International Index Fund, have recently retired. The Fund's Board of Directors wishes Messrs. Sunderland, Zeikel and Monagle well in their retirements.
--------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


                                    30 & 31

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011 Index                                                        2--12/00

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